SCHEDULE OF FINANCE LEASE LIABILITIES (Details) - Increase decrease due to application of IFRS 16 [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Finance lease liabilities, beginning balance	$ 114	¥ 18,513	¥ 17,686
Addition	1	137	5,614
Interest expense accrued	1	160	171
Payments of lease liabilities	(34)	(5,516)	(4,958)
Finance lease liabilities, ending balance	$ 82	¥ 13,294	¥ 18,513